UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shorewater Advisors LLC
Address:  7825 Washington Avenue South Suite 625
	  Minneapolis, Minnesota 55439

13 File Number: 028-13066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles Marais
Title:  CEO
Phone:  952-828-9300
Signature, Place and Date of Signing:

/s/ Charles Marais             Minneapolis, Minnesota          January 26, 2008
------------------             ---------------------          ----------------
   [Signature]                      [City, State]                  [Date]


  Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    33874

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CENTENNIAL COMMUNICA TIONS COR COMMON STOCK     15133V208      345    42776 SH       SOLE                  42776        0        0
D DATASCOPE CORP  COM STK        COMMON STOCK     238113104     2425    46429 SH       SOLE                  46429        0        0
D MEMORY PHARMACEUTICA LS CORP C COMMON STOCK     58606R403      279   461662 SH       SOLE                 461662        0        0
D MENTOR CORP MINN  COM STK      COMMON STOCK     587188103     2938    95000 SH       SOLE                  95000        0        0
D MERRILL LYNCH & CO I NC COM ST COMMON STOCK     590188108     5750   494008 SH       SOLE                 494008        0        0
D NATIONAL CITY CORP  COM STK    COMMON STOCK     635405103     8395  4638186 SH       SOLE                4638186        0        0
D UST INC  COM STK               COMMON STOCK     902911106     2081    30000 SH       SOLE                  30000        0        0
D WACHOVIA CORP  COM STK         COMMON STOCK     929903102    11661  2104912 SH       SOLE                2104912        0        0
S REPORT SUMMARY                  8 DATA RECORDS               33874        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED